Statement of Stockholders' Equity (Deficit) - USD ($)	PHONEBRASIL INTERNATIONAL, INC. Retained Earnings	PHONEBRASIL INTERNATIONAL, INC. Common Stock	PHONEBRASIL INTERNATIONAL, INC. Preferred Stock	PHONEBRASIL INTERNATIONAL, INC. Paid in Capital	PHONEBRASIL INTERNATIONAL, INC.	Capital Stock	Retained Earnings	Total Stockholders’ Equity	Common Stock	Preferred Stock	Paid in Capital	Accumulated RE	Total
Balance at Dec. 31, 2018	$ (4,090)	$ 110			$ (4,200)
Balance (in Shares) at Dec. 31, 2018		110,340
Net Income (Loss)	(8,875)				(8,875)
Balance at Dec. 31, 2019	(12,965)	$ 110			(13,075)	$ 91,720	$ 902,743	$ 994,463
Balance (in Shares) at Dec. 31, 2019		110,340
Recapitalization MIKAB/PHBR						(91,720)	(902,743)	(994,463)	$ 15,763		75,957	902,743	994,463
Recapitalization MIKAB/PHBR (in Shares)									15,762,860
Net Income (Loss)	(264,286)				(264,286)
Preferred stock issued to reduced related party debt			$ 300	230,832	231,132
Preferred stock issued to reduced related party debt (in Shares)			10,000,000
Common stock issued to reduce related party debt		$ 180		4,820	5,000
Common stock issued to reduce related party debt (in Shares)		180,000
Forgiveness of related party debt				41,229	41,229
Balance at Dec. 31, 2020	$ (277,251)	$ 290	$ 300	$ 276,881					$ 15,763		75,957	902,743	994,463
Balance (in Shares) at Dec. 31, 2020		290,340	10,000,000						15,762,860
Cash distribution to members												(1,261,729)	(1,261,729)
Stockholder’s Life Insurance												(12,948)	(12,948)
Stockholder’s Life Insurance (in Shares)
Conversion of PhoneBrasil International Equity											(17,550)		(17,550)
Conversion of PhoneBrasil International Equity (in Shares)
Recapitalization Expenses											(282,450)		(282,450)
Net Income (Loss)												(507,396)	(507,396)
Balance at Sep. 30, 2021									$ 15,763		$ (224,043)	$ (879,330)	$ (1,087,610)
Balance (in Shares) at Sep. 30, 2021									15,762,860